Property, plant and equipment, net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Assets under capital leases	$ 941,400,000	$ 882.1
Assets under capital leases accumulated amortization	137.7	71,800,000
Depreciation and amortization expense	$ 171,400,000	$ 159,400,000	$ 169,100,000